Borrowings and financial liabilities - Reconciliation of value on redemption to carrying amount (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Value on redemption	€ 17,555
Advances [Member]
Disclosure of financial liabilities [line items]
Value on redemption	1,284
Non-Convertible Bonds [Member]
Disclosure of financial liabilities [line items]
Value on redemption	4,264
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of financial liabilities [line items]
Value on redemption	€ 3,287